Related Party Balances and Transactions (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2025 USD ($)	Aug. 01, 2024 SGD ($)
Springview Contracts Pte Ltd [Member]
Related Party Balances and Transactions [Line Items]
Received payment	$ 19,901		$ 125,941	$ 15,647
Mr.Heng Kong Chuan [Member]
Related Party Balances and Transactions [Line Items]
Proceeds from repayment of related party debt	224,184	$ 176,259	65,449
Working capital loan facility					$ 1,500,000
Borrowings (in Dollars)				$ 594,155
China International Corporate Management [Member]
Related Party Balances and Transactions [Line Items]
Proceeds from repayment of related party debt			$ 384,919
Received proceeds from related party	17,399	13,680
Mr. Zhuo Wang [Member]
Related Party Balances and Transactions [Line Items]
Payment of expenses	$ 986,646	$ 775,726